Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of Inventory

Components of inventory are as follows:

	September 30, 2014	December 31, 2013
Finished goods	$637,054	$719,574
Work-in-process	452,304	361,754
Parts	2,518,037	2,339,595

	3,607,395	3,420,923
Less: Inventory reserves	207,263	74,746

Total inventory, net	$3,400,132	$3,346,177

Components of inventory are as follows:

	December 31, 2012	December 31, 2013
Finished goods	$195,578	$719,574
Work-in-process	252,227	361,754
Parts	2,975,297	2,339,595

	3,423,102	3,420,923
Less: Inventory reserves	86,186	74,746

Total inventory, net	$3,336,916	$3,346,177